FINANCIAL INSTRUMENTS - Schedule of Credit Risk for Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS - Schedule of Credit Risk for Trade Receivables (Details) [Line Items]
Trade receivables, Total	$ 12,138,342	$ 8,215,687
Singapore [Member]
FINANCIAL INSTRUMENTS - Schedule of Credit Risk for Trade Receivables (Details) [Line Items]
Trade receivables, Total	8,977,396	6,015,877
Malaysia [Member]
FINANCIAL INSTRUMENTS - Schedule of Credit Risk for Trade Receivables (Details) [Line Items]
Trade receivables, Total	2,390,974	2,082,111
Others [Member]
FINANCIAL INSTRUMENTS - Schedule of Credit Risk for Trade Receivables (Details) [Line Items]
Trade receivables, Total	$ 769,972	$ 117,699